Revenues - Revenue By Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 48,765	$ 38,504	$ 37,862	$ 31,978	$ 29,836	$ 26,177	$ 23,663	$ 22,630	$ 19,064	$ 93,477	$ 61,814	$ 138,180	$ 91,534	$ 58,142
United States
Disaggregation of Revenue [Line Items]
Total revenues	44,049			29,653						84,520	57,332	127,192	87,328	58,075
International
Disaggregation of Revenue [Line Items]
Total revenues	$ 4,716			$ 2,325						$ 8,957	$ 4,482	$ 10,988	$ 4,207	$ 67